Financial Instruments and Risk Management - Fair Value Measurement (Details) - Fair value - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivatives | Level 1
Assets:
Liabilities:	$ 0.0	$ 0.0
Derivatives | Level 2
Assets:
Liabilities:	(13.6)	(22.6)
Derivatives | Level 1
Assets:
Assets	0.0	0.0
Derivatives | Level 2
Assets:
Assets	7.9	29.4
Interest rate swaps | Derivatives | Level 1
Assets:
Liabilities:	0.0	0.0
Interest rate swaps | Derivatives | Level 2
Assets:
Liabilities:	(7.4)	(16.5)
Interest rate swaps | Derivatives | Level 1
Assets:
Assets	0.0	0.0
Interest rate swaps | Derivatives | Level 2
Assets:
Assets	0.5	0.0
Foreign currency forwards and swaps | Derivatives | Level 1
Assets:
Liabilities:	0.0	0.0
Foreign currency forwards and swaps | Derivatives | Level 2
Assets:
Liabilities:	(6.2)	(6.1)
Foreign currency forwards and swaps | Derivatives | Level 1
Assets:
Assets	0.0	0.0
Foreign currency forwards and swaps | Derivatives | Level 2
Assets:
Assets	$ 7.4	$ 29.4